63	13	$1.0B	22.8M	7,066	$6.2B
Projects	Cities Across Massachusetts	Invested or Allocated	Hours of Union Construction Work	Units of Housing (90% affordable)	Total Economic Impact

City/ Project	Total Units	Commitment/ Allocation	TDC
Attleboro
Hope Gardens	160	$2,503,600	$9,591,445
Boston
95 Saint	115	$51,940,400	$66,685,759
225 Centre Street	103	$15,415,000	$64,187,051
Adams Square Assisted Living	100	$8,049,700	$8,854,670
Back of the Hill	125	$4,000,000	$27,356,765
Bay View Residence	67	$4,048,894	$4,453,783
Blackstone Apartments	145	$42,804,660	$72,800,962
Boston Back Bay Board & Care	85	$8,985,400	$9,883,940
Building 104	46	$3,969,000	$4,365,900
Casa Maria Apartments	85	$2,000,000	$21,749,710
Charlesview Apartments	240	$58,200,000	$152,000,000
Concord Street Elderly Housing (Anna Bissonnette House)	41	$500,000	$5,641,870
Cote Village	76	$20,116,000	$49,049,428
Dudley Municipal Center	-	$7,500,000	$115,853,503
Flat 9 at Whittier Phase 3	119	$26,645,000	$125,475,018
Franklin Hill 1B	24	$300,000	$12,491,787
Franklin Park Apartments	220	$25,672,000	$34,000,000
Franklin Square Apartments	193	$47,330,000	$75,462,270
Georgetowne Homes One	601	$70,392,000	$201,565,948
Georgetowne Homes Two	366	$45,456,000	$123,637,753
Hemenway Apartments	183	$3,750,969	$14,370,193
Horizons Watermark	-	$8,000,000	$63,342,427
Lowell Square/West End Place	183	$12,122,000	$31,737,494
Lucerne Gardens	48	$1,050,000	$1,155,000
Mary Ellen McCormack – Building A	94	$24,600,000	$108,420,430
Maverick Landing	92	$2,016,630	$28,758,581
Mildred Hailey 1A	100	$14,040,000	$105,275,177
Mildred Hailey 1B	123	$16,020,000	$88,887,626
Oak Street Terrace	88	$5,016,300	$5,517,930
Old Colony Phase One	116	$26,700,000	$56,844,708
Old Colony Phase Three A	135	$47,880,000	$64,040,973
Old Colony Phase Three B	115	$42,449,000	$61,054,733
Old Colony Phase Three C	55	$36,430,000	$26,506,507
City/ Project	Total Units	Commitment/ Allocation	TDC
Boston (continued)
Old Colony Phase Two A	45	$12,435,000	$22,211,272
Old Colony Phase Two B	84	$21,050,000	$39,236,796
Old Colony Phase 4	104	$27,432,000	$84,684,476
Old Colony Phase 5	104	$25,993,000	$78,109,976
Old Colony Phase 6	89	$22,354,000	$83,447,717
Rollins Square	184	$30,215,245	$46,800,000
South Cove Manor	100	$4,033,700	$4,437,070
St. Botolph Apartments	132	$31,000,000	$54,715,484
The Carruth	116	$5,110,000	$48,624,416
Washington Beech	56	$13,500,000	$25,517,516
Cambridge
University Park at MIT	135	$22,500,000	$34,668,000
Chelsea
Cottage Manor Nursing Home	82	$5,408,000	$5,948,800
Holyoke	-
Massachusetts Green High Performance Computing Center	-	$5,600,000	$78,795,740
Lynn
Gateway North	71	$19,444,000	$31,130,857
Rolfe House	70	$930,290	$3,564,000
Mashpee
Asher's Path	56	$2,440,055	$9,348,000
New Bedford
Regency Tower	129	$16,420,000	$31,195,797
Newburyport
Heritage House	101	$1,760,086	$6,743,000
Quincy
Squantum Gardens	223	$5,450,000	$47,288,011
Springfield
Caring Health Center	-	$9,000,000	$21,561,650
Various Cities
MassHousing Pooled Deals	500	$27,235,000	$27,235,000
Worcester
Bet Shalom I	71	$4,114,417	$4,571,574
Curtis Apartments	129	$13,061,000	$97,502,520
Curtis Apartments Phase II	150	$20.095,000	$146,589,187
Hadley Building Apartment	45	$1,120,000	$15,827,868
YWCA of Central Massachusetts	45	$9,000,000	$24,875,180
Total	7,066	$1,042,603,346	$2,914,383,238

*Includes projects receiving NMTC allocations by HIT subsidiary Building America CDE, Inc. Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and Building America project data. Data is current as of March 31, 2026. Economic impact data is in 2025 dollars and all other figures are nominal. Building America is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio.

The projects listed above may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) referenced in this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. Building America CDE, Inc. is a portfolio investment of the HIT but, unless otherwise noted, its underlying projects are not held in the HIT’s portfolio. Investors should consider the HIT’s investment objectives, risks, and charges and expenses carefully before investing. This and other information is contained in the HIT’s current prospectus. To obtain a current prospectus, call HIT Investor Relations at (202) 331-8055 or visit the HIT’s website at www.aflcio-hit.com.

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